Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Jul. 31, 2015
Document and entity information [Abstract]
Current fiscal year end date	--12-31
Entity central index key	0000750574
Entity current reporting status	Yes
Entity filer category	Smaller Reporting Company
Entity registrant name	Auburn National Bancorporation, Inc
TradingSymbol	AUBN
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		3,643,448
Amendment flag	false
Document Type	10-Q
Document Year Focus	2015
Document Period Focus	Q2
Document Period End Date	Jun. 30, 2015